Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Schedule Of Cash Cash Equivalents And Short Term Investments
The following tables summarize the estimated value of cash equivalents and restricted cash (in thousands):

	June 30, 2022
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$139,800	$—	$—	$139,800
Restricted cash:
Money market fund	3,257	—	—	3,257

Total	$143,057	$—	$—	$143,057

	December 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	—	—	3,257

Total	$59,291	$—	$—	$59,291

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that total to the amounts shown in the consolidated statements of cash flows for the Company:

	December 31,
	2021	2020
Cash and cash equivalents	56,034	30,537
Restricted cash	3,257	497

Total	$59,291	$31,034

Summary Of Property Plant And Equipment
Property and equipment, net is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

Small equipment	2 years
Computer equipment and software	3 years
Laboratory equipment	5-7 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of the lease term and the useful life